Financial statements preparation (Policies)	6 Months Ended
Mar. 31, 2024
Financial statements preparation
Financial statements preparation	Financial statements preparation

This general purpose Interim Financial Report for the half year ended 31 March 2024 has been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001 (Cth) and is also compliant with International Accounting Standard IAS 34 Interim Financial Reporting.

The Interim Financial Report does not include all the notes of the type normally included in an Annual Financial Report. Accordingly, this Interim Financial Report is to be read in conjunction with the Annual Financial Report for the year ended 30 September 2023 and any relevant public announcements made by Westpac during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001 (Cth) and the ASX Listing Rules.

The Interim Financial Report complies with current Australian Accounting Standards (AAS) as they relate to Interim Financial reports.

The Interim Financial Report was authorised for issue by the Board of Directors on 5 May 2024.

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Accounting policies

The accounting policies adopted in the preparation of this Interim Financial Report are consistent with those in the Annual Financial Report for the year ended 30 September 2023.

Critical accounting assumptions and estimates

Critical accounting assumptions and estimates

In preparing the Interim Financial Report, the application of the Group’s accounting policies requires the use of judgement, assumptions and estimates.

The areas of judgement, assumptions and estimates in the Interim Financial Report, including the key sources of estimation uncertainty, are consistent with those in the Annual Financial Report for the year ended 30 September 2023. Details on specific judgements in relation to the calculation of provision for ECL including overlays are included in Note 9.

Amendments to Accounting Standards effective this period

Amendments to Accounting Standards effective this period

No new accounting standards have been adopted by the Group for the half year ended 31 March 2024. There have been no amendments to existing accounting standards that have had a material impact to the Group.

Future developments in accounting standards	Future developments in accounting standards There are no new standards or amendments to existing standards that are not yet effective that are expected to have a material impact on the Group.
Comparative revisions	Comparative revisions Comparative information has been revised where appropriate to conform to changes in presentation in the current period and to enhance comparability.